Exhibit 99.1

World Omni Auto Receivables Trust 2021-C

Monthly Servicer Certificate

January 31, 2023

Dates Covered
Collections Period	01/01/23 - 01/31/23
Interest Accrual Period	01/17/23 - 02/14/23
30/360 Days	30
Actual/360 Days	29
Distribution Date	02/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/22	592,523,650.92	31,829
Yield Supplement Overcollateralization Amount 12/31/22	12,854,776.98	0
Receivables Balance 12/31/22	605,378,427.90	31,829
Principal Payments	22,414,924.01	1,205
Defaulted Receivables	737,330.97	32
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/23	12,094,113.17	0
Pool Balance at 01/31/23	570,132,059.75	30,592

Pool Statistics	$ Amount	# of Accounts
Pool Factor	48.40%
Prepayment ABS Speed	1.26%
Aggregate Starting Principal Balance	1,202,898,752.29	49,569

Delinquent Receivables:
Past Due 31-60 days	7,779,108.29	342
Past Due 61-90 days	2,274,738.27	96
Past Due 91-120 days	408,200.78	18
Past Due 121+ days	0.00	0
Total	10,462,047.34	456

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.80%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.46%
Delinquency Trigger Occurred	NO

Recoveries	492,848.67
Aggregate Net Losses/(Gains) - January 2023	244,482.30
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.48%
Prior Net Losses/(Gains) Ratio	0.45%
Second Prior Net Losses/(Gains) Ratio	0.40%
Third Prior Net Losses Ratio/(Gains)	0.66%
Four Month Average	0.50%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.31%

Overcollateralization Target Amount	6,556,518.69
Actual Overcollateralization	6,556,518.69
Weighted Average Contract Rate	3.82%
Weighted Average Contract Rate, Yield Adjusted	5.13%
Weighted Average Remaining Term	45.68

Flow of Funds	$ Amount
Collections	24,885,120.08
Investment Earnings on Cash Accounts	13,296.48
Servicing Fee	(504,482.02)
Transfer to Collection Account	-
Available Funds	24,393,934.54

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	203,395.10
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	24,563.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	15,502.50
(7) Noteholders' Third Priority Principal Distributable Amount	15,577,569.18
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,556,518.69
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,016,386.07

Total Distributions of Available Funds	24,393,934.54

Servicing Fee	504,482.02
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,114,250,000.00
Original Class B	35,090,000.00
Original Class C	17,550,000.00

Total Class A, B, & C
Note Balance @ 01/17/23	585,709,628.93
Principal Paid	22,134,087.87
Note Balance @ 02/15/23	563,575,541.06

Class A-1
Note Balance @ 01/17/23	0.00
Principal Paid	0.00
Note Balance @ 02/15/23	0.00
Note Factor @ 02/15/23	0.0000000%

Class A-2
Note Balance @ 01/17/23	47,829,628.93
Principal Paid	22,134,087.87
Note Balance @ 02/15/23	25,695,541.06
Note Factor @ 02/15/23	6.6739932%

Class A-3
Note Balance @ 01/17/23	385,010,000.00
Principal Paid	0.00
Note Balance @ 02/15/23	385,010,000.00
Note Factor @ 02/15/23	100.0000000%

Class A-4
Note Balance @ 01/17/23	100,230,000.00
Principal Paid	0.00
Note Balance @ 02/15/23	100,230,000.00
Note Factor @ 02/15/23	100.0000000%

Class B
Note Balance @ 01/17/23	35,090,000.00
Principal Paid	0.00
Note Balance @ 02/15/23	35,090,000.00
Note Factor @ 02/15/23	100.0000000%

Class C
Note Balance @ 01/17/23	17,550,000.00
Principal Paid	0.00
Note Balance @ 02/15/23	17,550,000.00
Note Factor @ 02/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	243,460.60
Total Principal Paid	22,134,087.87
Total Paid	22,377,548.47

Class A-1
Coupon	0.11273%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.22000%
Interest Paid	8,768.77
Principal Paid	22,134,087.87
Total Paid to A-2 Holders	22,142,856.64

Class A-3
Coupon	0.44000%
Interest Paid	141,170.33
Principal Paid	0.00
Total Paid to A-3 Holders	141,170.33

Class A-4
Coupon	0.64000%
Interest Paid	53,456.00
Principal Paid	0.00
Total Paid to A-4 Holders	53,456.00

Class B
Coupon	0.84000%
Interest Paid	24,563.00
Principal Paid	0.00
Total Paid to B Holders	24,563.00

Class C
Coupon	1.06000%
Interest Paid	15,502.50
Principal Paid	0.00
Total Paid to C Holders	15,502.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2086406
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.9684442
Total Distribution Amount	19.1770848

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0227754
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	57.4896441
Total A-2 Distribution Amount	57.5124195

A-3 Interest Distribution Amount	0.3666667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.3666667

A-4 Interest Distribution Amount	0.5333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5333333

B Interest Distribution Amount	0.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7000000

C Interest Distribution Amount	0.8833333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.8833333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	703.78
Noteholders' Principal Distributable Amount	296.22

Account Balances	$ Amount
Reserve Account
Balance as of 01/17/23	2,924,574.03
Investment Earnings	10,422.31
Investment Earnings Paid	(10,422.31)
Deposit/(Withdrawal)	-
Balance as of 02/15/23	2,924,574.03
Change	-

Required Reserve Amount	2,924,574.03

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,515,388.33	$4,992,925.72	$4,658,590.03
Number of Extensions	145	208	180
Ratio of extensions to Beginning of Period Receivables Balance	0.58%	0.79%	0.71%